Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Remuneration Attributed to Key Management Personnel

Remuneration attributed to key management personnel are summarized as follows:

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
Consulting fees	$147,700	80,000	595,400	160,833
Director fees	83,290	-	83,290	-
Salaries	-	170,641	26,228	377,656
Share-based compensation	15,842	(54,859)	36,616	(32,583)
	$246,832	195,782	741,534	505,906

Remuneration attributed to key management personnel are summarized as follows:

	December 31, 2024	December 31, 2023
Consulting fees	$757,233	$230,000
Salaries	539,174	633,957
Director fees	165,000	-
Share-based compensation	23,861	357,349
	$1,485,268	$1,221,306

Schedule of Fair Value, as Calculated on the Grant Date, to Each Related Party

Details of the fair value, as calculated on the grant date, to each related party in the current and prior periods, and the related expense recorded for the six months ended June 30, 2025 and 2024 is as follow:

	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024	Grant date fair value
Braeden Lichti, Non-executive Chairman	$11	$(5,355)	$50,995
Graydon Bensler, CEO, CFO and Director	11	1,502	50,995
Jordan Plews, Former Director and former CEO of Skincare and BioSciences[2]	11	1,502	50,995
Tim Sayed, Former Chief Medical Officer and Former Director[1]	-	1,502	50,995
Jeffrey Parry, Director	6,428	13,349	107,669
Crystal Muilenburg, Former Director[1]	-	(41,668)	210,245
Julie Daley, Director	19,592	53,643	210,245
George Kovalyov, Director	10,563	10,308	52,845
Brenda Buechler, Former Chief Marketing Officer[1]	-	(36,918)	143,671
Christoph Kraneiss, Former Chief Commercial Officer[1]	-	(30,448)	121,243
	$36,616	$(32,583)	$1,049,898

[1]	379 options of related parties were forfeited and or cancelled during the year ended December 31, 2024

[2]	143 options of Jordan Plews were cancelled during the three months ended June 30, 2025

Details of the fair value of the options granted to each individual and the related expense recorded for the years ended December 31, 2024 and 2023 are as follow:

	December 31, 2024	December 31, 2023	Fair value of stock options granted
Braeden Lichti, Non-executive Chairman	$2,069	$6,563	$50,995
Graydon Bensler, CEO, CFO and Director	2,069	6,563	50,995
Jordan Plews, Former Director and former CEO of Skincare and BioSciences	2,069	6,563	50,995
Tim Sayed, Former Chief Medical Officer and Former Director[1]	(4,291)	6,563	50,995
Jeffrey Parry, Director	22,923	29,855	107,669
Julie Daley, Director	82,070	98,613	210,245
Crystal Muilenburg, Former Director[1]	(41,668)	82,252	210,245
George Kovalyov, Director	25,987	-	121,243
Brenda Buechler, Former Chief Marketing Officer[1]	(36,918)	62,705	143,671
Christoph Kraneiss, Former Chief Commercial Officer[1]	(30,449)	57,672	121,243
	$23,861	$357,349	$1,118,296

[1]	379 options of related parties were forfeited in during the year ended December 31, 2024.